Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Broker Options (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	0.64%
Dividend yield	0.00%
Volatility	100.00%
Stock price | (per share)	$ 0.34	$ 0.32	$ 0.40	$ 0.42	$ 0.56
Weighted average life	5 years
August 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	0.31%	0.31%
Dividend yield	0.00%	0.00%
Volatility	100.00%	100.00%
Stock price	$ 0.35		0.35
Weighted average life	3 years	3 years
February 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	0.26%	0.26%
Dividend yield	0.00%	0.00%
Volatility	100.00%	100.00%
Stock price	$ 0.40		$ 0.40
Weighted average life	3 years	3 years
April Two Thousand Twenty Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	2.34%
Dividend yield	0.00%
Volatility	100.00%
Stock price	$ 0.30
Weighted average life	2 years